Equipment Subject to Operating Lease, Net (Details Narrative) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Equipment Subject To Operating Lease Net
Finance Lease, Right-of-Use Asset, before Accumulated Amortization	$ 3.6		$ 3.6		$ 4.6	$ 7.4
Finance Lease, Right-of-Use Asset, Accumulated Amortization	0.5		0.5		0.9	0.8
Depreciation expense	$ 0.0	$ 0.2	$ 0.0	$ 0.5	$ 0.8	$ 1.0